ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Schedule of Allocation of Purchase Price
The acquisition was accounted for as a business combination and the purchase consideration was allocated to assets acquired and liabilities assumed based on their estimated fair values, as presented in the following table:

Consideration:
Cash consideration paid on closing date	$30,000
Contingent consideration fair value	9,525

Total purchase price	$39,525

Identifiable assets acquired:
Technology	$12,661
Goodwill	26,864

$39,525